                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2005
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Hocky Management Company, LLC
           -----------------------------
Address:   105 South Bedford Road, Suite 310
           ---------------------------------
           Mount Kisco, New York  10549
           ----------------------------


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                        Place                     Date of Signing:
      /S/ DAVID SACHS               MT. KISCO NY               NOVEMBER 1, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                                    -----

Form 13F Information Table Entry Total:               33
                                                    -----

Form 13F Information Table Value Total:            $282,198
                                                  ----------
                                                  (thousands)




List of Other Included Managers:

None




                                       2

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
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                   TITLE OF CLASS  CUSIP     MARKET VALUE      SHARES/PRN AMT    SH/PRN   PUT       INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                           * 1000                                       /CALL     DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC         COMMON STOCK    071813109             11363           285000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMM INC DEL CL A        COMMON STOCK    16117M107               825           550000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
CRANE CO                         COMMON STOCK    224399105              7456           250700   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
DST SYSTEMS INC-DEL              COMMON STOCK    233326107             19755           360300   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
***DIAGEO PLC-SPONSORED ADR      COMMON STOCK    25243Q205               522             9000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP-CL A   COMMON STOCK    291525103             10161           460000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                   COMMON STOCK    292845104             11164           400000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC DEL                  COMMON STOCK    30212P105               743            37503   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
FINISH LINE INC-CL A             COMMON STOCK    317923100              7325           502034   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
FIRST ACCEPTANCE CORP            COMMON STOCK    318457108              8870           877300   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                  COMMON STOCK    319963104              8600           215000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                   COMMON STOCK    34354P105             17779           489100   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
***FOMENTO ECONOMICO MEXICANO    COMMON STOCK    344419106             11292           161500   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORP              COMMON STOCK    400518106             17556           547600   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
IAC/INTERACTIVECORP              COMMON STOCK    44919P300               951            37503   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
INTERMUNE INC                    COMMON STOCK    45884X103              8323           502881   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO           COMMON STOCK    460146103              3725           125000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO            COMMON STOCK    46625H100             10281           303000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                        COMMON STOCK    501044101              1812            88000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP SER A NEW     COMMON STOCK    530718105              8125          1009377   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
LOWES CO INC                     COMMON STOCK    548661107             11070           171900   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
NBTY INC                         COMMON STOCK    628782104              9816           417700   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY            COMMON STOCK    62985Q101             11876           704000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
OREGON STEEL MILLS INC           COMMON STOCK    686079104              9578           343300   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
PAXAR CORP                       COMMON STOCK    704227107              8846           525000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE FOOD GROUP CO        COMMON STOCK    713755106              6628           210000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT FINANCE CORPORATION       COMMON STOCK    848568309              8763           778900   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW                 COMMON STOCK    886547108              8149           204900   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
***TYCO INTERNATIONAL LTD        COMMON STOCK    902124106             17969           645200   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW       COMMON STOCK    912909108              8114           191600   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
VALSPAR CORP                     COMMON STOCK    920355104              7110           318000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC              CALL            931142103              2191            50000   SH       CALL      SOLE
------------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                       COMMON STOCK    984121103              5460           400000   SH                 SOLE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      282198                                   No. of Other Managers
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
NAME OF ISSUER                    MANAGERS     SOLE         SHARED      NONE
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC                              269600                    15400
--------------------------------------------------------------------------------------
CHARTER COMM INC DEL CL A                             516600                    33400
--------------------------------------------------------------------------------------
CRANE CO                                              236300                    14400
--------------------------------------------------------------------------------------
DST SYSTEMS INC-DEL                                   339800                    20500
--------------------------------------------------------------------------------------
***DIAGEO PLC-SPONSORED ADR                             8700                      300
--------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP-CL A                        432700                    27300
--------------------------------------------------------------------------------------
ENGELHARD CORP                                        376200                    23800
--------------------------------------------------------------------------------------
EXPEDIA INC DEL                                        37503
--------------------------------------------------------------------------------------
FINISH LINE INC-CL A                                  472700                    29334
--------------------------------------------------------------------------------------
FIRST ACCEPTANCE CORP                                 830797                    46503
--------------------------------------------------------------------------------------
FIRST DATA CORP                                       203100                    11900
--------------------------------------------------------------------------------------
FLOWSERVE CORP                                        459900                    29200
--------------------------------------------------------------------------------------
***FOMENTO ECONOMICO MEXICANO                         152200                     9300
--------------------------------------------------------------------------------------
GTECH HOLDINGS CORP                                   547600
--------------------------------------------------------------------------------------
IAC/INTERACTIVECORP                                    37503
--------------------------------------------------------------------------------------
INTERMUNE INC                                         470900                    31981
--------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO                                117500                     7500
--------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                                 283700                    19300
--------------------------------------------------------------------------------------
KROGER CO                                              88000
--------------------------------------------------------------------------------------
LIBERTY MEDIA CORP SER A NEW                          961698                    47679
--------------------------------------------------------------------------------------
LOWES CO INC                                          161900                    10000
--------------------------------------------------------------------------------------
NBTY INC                                              391700                    26000
--------------------------------------------------------------------------------------
NALCO HOLDING COMPANY                                 663000                    41000
--------------------------------------------------------------------------------------
OREGON STEEL MILLS INC                                323300                    20000
--------------------------------------------------------------------------------------
PAXAR CORP                                            494500                    30500
--------------------------------------------------------------------------------------
PERFORMANCE FOOD GROUP CO                             210000
--------------------------------------------------------------------------------------
SPIRIT FINANCE CORPORATION                            726600                    52300
--------------------------------------------------------------------------------------
TIFFANY & CO NEW                                      194000                    10900
--------------------------------------------------------------------------------------
***TYCO INTERNATIONAL LTD                             604300                    40900
--------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW                            180500                    11100
--------------------------------------------------------------------------------------
VALSPAR CORP                                          299600                    18400
--------------------------------------------------------------------------------------
WAL-MART STORES INC                                    46600                     3400
--------------------------------------------------------------------------------------
XEROX CORP                                            378500                    21500
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                  0
--------------------------------------------------------------------------------------